Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,345,000
Previously Paid Amount	0.00
Total Fee Amount	185.74
Total Offset Amount	0.00
Net Fee	185.74
Narrative - Max Aggregate Offering Price	$ 1,345,000
Final Prospectus	true